Note 5 - Long-lived Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Asset Impairment Charges, Total	$ 248	$ 0	$ 248	$ 0
Equipment and Software [Member]
Depreciation, Total	$ 15	$ 8	$ 25	$ 14